TRADE AND OTHER RECEIVABLES (Schedule of Future Minimum Finance Lease Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Gross investment	$ 0	$ 224
Unearned income	0	7
Minimum Finance Lease Payments Receivable At Present Value	0	155
Less than one year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Gross investment	0	170
Unearned income	0	4
Minimum Finance Lease Payments Receivable At Present Value	0	119
Between one and five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Gross investment	0	54
Unearned income	0	3
Minimum Finance Lease Payments Receivable At Present Value	$ 0	$ 36